Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan Assets at Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair values as of December 31, 2025 and 2024 (in thousands):

	2025
	Level 1	Level 2	Level 3	Total

Investments at fair value
Mutual funds	$293,099	$—	$—	$293,099
Teledyne Technologies Incorporated common stock fund	94,047	—	—	94,047
Self-directed brokerage	98,720	—	—	98,720
Total investments in the fair value hierarchy	$485,866	$—	$—	$485,866

Investments measured at net asset value as a practical expedient:
Collective trusts (includes Fidelity MIP)				1,831,742
Total investments at fair value				$2,317,608

	2024
	Level 1	Level 2	Level 3	Total

Investments at fair value
Mutual funds	$281,476	$—	$—	$281,476
Teledyne Technologies Incorporated common stock fund	93,372	—	—	93,372
Self-directed brokerage	81,754	—	—	81,754
Total investments in the fair value hierarchy	$456,602	$—	$—	$456,602

Investments measured at net asset value as a practical expedient:
Collective trusts (includes Fidelity MIP)				1,611,457
Total investments at fair value				$2,068,059